Income taxes (Tables)	12 Months Ended
Mar. 30, 2024
Income Tax Disclosure [Abstract]
Summary of Net Deferred Tax Assets Related to Continuing Operations
The significant items comprising the Company’s net deferred tax assets at March 30, 2024 and March 25, 2023 are as follows:

	Fiscal Year Ended
	March 30, 2024	March 25, 2023
	(In thousands)
Deferred tax assets:
Loss and tax credit carry forwards	$14,481	$13,282
Difference between book and tax basis of property and equipment and intangible assets	7,228	7,396
Operating lease right-of-use asset	3,536	3,690
Other reserves not currently deductible	1,196	1,195
Other	(292)	(743)

Net deferred tax asset before valuation allowance	26,149	24,820
Valuation allowance	(26,149)	(24,820)

Net deferred tax asset	$—	$—

Components of Income Tax Expense (Benefit) from Continuing Operations
The Company’s income tax expense (benefit) consists of the following components:

	Fiscal Year Ended
	March 30, 2024	March 25, 2023	March 26, 2022
	(In thousands)
Income tax expense (benefit):
Current	$—	$—	$—
Deferred	(1,329)	(1,860)	1,781

Valuation allowance	1,329	1,860	(1,781)
Income tax expense	$—	$—	$—

Schedule of Effective Income Tax Rate Reconciliation

	Fiscal Year Ended
	March 30, 2024	March 25, 2023	March 26, 2022
Canadian statutory rate	25.7%	25.9%	26.1%
Utilization of unrecognized losses and other tax attributes	(28.6%)	(25.0%)	(130.8%)
Permanent differences and other	2.9%	(0.9%)	104.7%

Total	0.0%	0.0%	0.0%

Summary of Non Capital Losses
The following table outlines the maturity of the federal non-capital losses by fiscal year-ends.

Non Capital losses as
of March 30, 2024 (in thousands)
Year ending March:	Operating
Expiring in 2025	—
Expiring in 2026	—
Expiring in 2027	—
Expiring in 2028	—
Expiring in 2029	—
Expiring in 2030	3,390
Expiring in 2031	—
Expiring in 2032	—
Expiring after 2032	47,773
Total non-capital losses as of March 30, 2024	51,163